SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Oct. 28, 2021	May 10, 2021	Sep. 17, 2020	Jun. 23, 2020	Jun. 22, 2020	Jan. 28, 2020	Jan. 28, 2020	Jun. 30, 2022	Jun. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable												$ 1,278,316		$ 700,816	$ 616,500
Debt conversion debt						$ 110,000
Debt conversion converted instrument shares						157,143
Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion debt					$ 16,714
Debt conversion converted instrument shares					42,857
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable										$ 457,380	$ 457,380	457,380		457,380	385,000
Debt instrument interest rate										0.00%	0.00%
Debt instrument maturity date										Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt					$ 16,714
Debt conversion debt					$ 199,650
Debt conversion converted instrument shares					42,857
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 60,500				60,500		60,500	50,000
Debt instrument interest rate								0.00%
Debt instrument maturity date								Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 199,650					182,936		182,936	181,500
Debt instrument interest rate							0.00%
Debt instrument maturity date							Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt					$ 16,714
Debt conversion debt					$ 199,650
Debt conversion converted instrument shares					42,857
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 220,000								220,000
Debt instrument interest rate				0.00%
Debt instrument maturity date				Mar. 23, 2023			Oct. 20, 2022
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date				Mar. 23, 2023
Aggregate principal amount of debt				$ 110,000
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 110,000									110,000
Debt instrument interest rate			0.00%
Debt instrument maturity date			Apr. 28, 2023
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Apr. 28, 2023
Aggregate principal amount of debt			$ 110,000
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 110,000										110,000
Debt instrument interest rate		0.00%
Debt instrument maturity date		May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 55,000											55,000
Debt instrument interest rate	0.00%
Debt instrument maturity date	Jun. 01, 2023
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Jun. 01, 2023
Aggregate principal amount of debt	$ 55,000
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable									$ 82,500			$ 82,500
Debt instrument interest rate									0.00%
Debt instrument maturity date									Jun. 22, 2023
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date									Jun. 22, 2023
Aggregate principal amount of debt													$ 82,500